Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets Tables
Patents amortized over their remaining lives

The Company’s intangible assets consist of intellectual property, principally patents. The patents are being amortized over their remaining lives, which are 10 years and 17 years.

	Cost	Accumulated Amortization	December 31, 2012 Net Carrying Value
	$	$	$

Patents	1,666,346	236,108	1,430,238

	1,666,346	236,108	1,430,238

	Cost	Accumulated Amortization	December 31, 2013 Net Carrying Value
	$	$	$

Patents	1,314,559	312,516	1,002,043

	1,314,559	312,516	1,002,043

Annual estimated amortization schedule	The annual estimated amortization schedule over the next five years is as follows:
2014	$98,158
2015	$98,158
2016	$98,158
2017	$98,158
2018	$98,158